CAPITAL COMMITMENTS	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
CAPITAL COMMITMENTS	28. CAPITAL COMMITMENTS There were no significant contracted capital expenditures at the end of the reporting periods ending June 30, 2024, 2023 & 2022.